RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
The following table sets forth the Company's financial assets as of June 30, 2018 and 2017 that were measured at fair value on a recurring basis during the period:

	Fair Value Asset
As of June 30	2018	2017
Investments:
U.S. government securities	$5,544	$6,297
Corporate bond securities	3,737	3,271
Other investments	141	132
TOTAL	$9,422	$9,700

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Before tax gains/(losses) on our financial instruments in hedging relationships are categorized as follows:

	Amount of Gain/(Loss) Recognized in AOCI on Derivatives
As of June 30	2018	2017
DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS (1) (2)
Foreign currency interest rate contracts	$(34)	$(163)

	Amount of Gain/(Loss) Reclassified from AOCI into Earnings
Years ended June 30	2018	2017
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Foreign currency contracts	$—	$69

	Amount of Gain/(Loss) Recognized in Earnings
Years ended June 30	2018	2017
DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
Interest rate contracts	$(106)	$(193)
DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign currency contracts	$(1)	$59

(1)
For the derivatives in net investment hedging relationships, the amount of gain/(loss) excluded from effectiveness testing, which was recognized in earnings, was $138 and $48 for the fiscal year ended June 30, 2018 and 2017, respectively.

(2)
In addition to the foreign currency derivative contracts designated as net investment hedges, certain of our foreign currency denominated debt instruments are designated as net investment hedges. The amount of gain/(loss) recognized in AOCI for such instruments was $367 and $161, as of June 30, 2018 and 2017, respectively.

Schedule of Derivative Instruments [Table Text Block]
The notional amounts and fair values of financial instruments used in hedging transactions as of June 30, 2018 and 2017 are as follows:

	Notional Amount		Fair Value Asset		Fair Value (Liability)
As of June 30	2018	2017	2018	2017	2018	2017
DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
Interest rate contracts	$4,587	$4,552	$125	$180	$(53)	$(2)
DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Foreign currency interest rate contracts	$1,848	$6,102	$41	$14	$(75)	$(177)
TOTAL DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS	$6,435	$10,654	$166	$194	$(128)	$(179)

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign currency contracts	$7,358	$4,969	$30	$25	$(56)	$(7)

TOTAL DERIVATIVES AT FAIR VALUE	$13,793	$15,623	$196	$219	$(184)	$(186)